Withholding Taxes Receivables, Net (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of acquired receivables [text block] [Abstract]
Schedule of withholding tax receivables
	2021	2020
Balance at January 1,	$4,225,039	$6,865,971
Addition	826,634	728,165
Collection	(648,025)	(1,527,771)
Write off	-	(710,219)
Allowance for uncollectible	(190,038)	(1,055,775)
Exchange difference	(681,657)	(75,332)
Balance at December 31,	$3,531,953	$4,225,039

Schedule of current and non current portion of tax receivables
	As of December 31,
	2021	2020
Current portion	$-	$690,487
Non-current portion	3,531,953	3,534,552
Withholding taxes receivables, net	$3,531,953	$4,225,039